Loans and financing (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Breakdown of Loans and Financing

Breakdown of loans and financing is as follows:

		Additional information	Annual charges	2018	2017
Working capital	Working capital	(a)	CDI + 2.0% p.a.	581,901	357,789
	Working capital		CDI + 0.05% p.m.	2,850	2,541
	Working capital	(b)	CDI + 8.7% p.a.	5,027	—
BNDES	FINAME	(c)	TJLP + 3.9% to 5.5% p.a.	—	1,496
	FINAME	(c)	TJLP + 10.3% to 12.9% p.a.	—	31
	FINAME	(c)	TJLP + 1.0% to 12.9% p.a.	—	197
	FINAME	(c)	TJLP + 2.5% to 4.6% p.a.	4	2,643
	FINAME	(c)	TJLP + 5.1% to 9.0% p.a.	302	1,915
Lease	Lease	(d)	1.92% p.m to 13.60% p.m.	38,213	18,902

Total loans and financing				628,297	385,514

Current				601,475	14,139
Non-current				26,822	371,375

(a)

On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissão de Dívida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre’s debt restructuring held in 2017, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument. For additional information, see Note 14.

(b)	Loans raised for capital expenditure, new business acquisitions and other projects. Guarantees provided consist of receivables, promissory notes and shareholders’ collateral signatures.
(c)

Financing for investment in infrastructure and implementation of new waste treatment units and fleet renewal. The related assets are pledged as collateral in addition to the Company’s and shareholders’ collateral signatures.

(d)	Finance lease, guaranteed by the leased item.

Repayment of Loans and Financing

The loans and financing (non-current) repayment schedule at December 31, 2018 and 2017 was as follows:

Period	2018	2017
Through December 2019	—	1,709
Through December 2020	12,130	24,088
Through December 2021	8,314	40,005
Through December 2022	4,940	305,573
Through December 2023	1,438	—

Total	26,822	371,375

Future Minimum Lease Payments and Present Book Value

Future minimum lease payments, under finance lease agreements together with the present value of net minimum lease payments are as follows:

	2018		2017
	Minimum payments	Present value of payments	Minimum payments	Present value of payments

Within one year	23,363	19,041	12,637	12,146
After one year, but before five years	41,544	36,306	37,406	37,019

Total minimum lease payments	64,907	55,347	50,043	49,165
Less amounts representing financial charges	(26,694)	—	(31,141)	—

Present value of minimum lease payments	38,213	55,347	18,902	49,165